Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-282565
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A